MORTGAGES PAYABLE AND CONSTRUCTION DEBT, LINE OF CREDIT (Details) - Secured Debt [Member]	Apr. 30, 2015 Property
Line of Credit Facility [Line Items]
Number of properties securing line of credit	15
Number of properties not encumbered	48